Intangible Assets at December 31, 2012 (Details) - Intangible Assets (USD $)	12 Months Ended	24 Months Ended	59 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Intangible Assets [Abstract]
$ 92,538
	$ 92,538	$ 92,538	$ 92,538